Other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Other Comprehensive Income

	2021 RMB million	2020 RMB million	2019 RMB million
Cash flow hedges:
Effective portion of changes in fair value of hedging instruments recognized during the year	21	(30)	(54)
Reclassification adjustments for amounts transferred to profit or loss:
- interest expense (Note 15)	21	(15)	(18)
Net deferred tax (debited)/credited to other comprehensive income	(10)	11	17

	32	(34)	(55)

Equity investments measured at FVOCI:
Changes in fair value recognized during the year	(236)	(250)	(31)
Net deferred tax credited to other comprehensive income	60	63	7

	(176)	(187)	(24)

Share of other comprehensive income of associates
Will not be reclassified to profit or loss	(2)	(2)	3
May be reclassified subsequently to profit or loss	3	(3)	—

	1	(5)	3

Differences resulting from the translation of foreign currency financial statements	—	8	(7)

Other comprehensive income for the year	(143)	(218)	(83)